INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-capital loss carryforwards	$ 4,607,000	$ 3,115,000
Canada
Statement [Line Items]
Non-capital loss carryforwards	72,997,000	63,256,000
Capital loss carryforwards	28,144,000	31,820,000
Investment tax credits	$ 5,209,000	$ 5,209,000